Loans - Outstanding Balance of Acquired Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Outstanding principal balance	$ 8,651	$ 11,157
Discount	(2,215)	(2,595)
Carrying amount	6,436	8,562
One-to Four-Family [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Outstanding principal balance	6,494	7,581
Multi-Family Residential Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Outstanding principal balance	846	1,280
Home Equity Lines of Credit [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Outstanding principal balance	509	568
Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Outstanding principal balance	720	1,646
Total Real Estate Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Outstanding principal balance	8,569	11,075
Commercial Business Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Outstanding principal balance	78	78
Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Outstanding principal balance	$ 4	$ 4